CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenues	$ 297,200	$ 245,316	$ 205,622
Costs of sales	(35,399)	(25,212)	(17,562)
Gross profit	261,801	220,104	188,060
Other income	2,177	23,349	14,523
Research and development	(83,147)	(68,914)	(52,531)
General and administrative	(70,650)	(55,877)	(46,016)
Marketing and sales	(118,802)	(124,049)	(85,803)
Other Operating Costs	(272,599)	(248,840)	(184,350)
Operating profit / (loss)	(8,621)	(5,387)	18,233
Fair value gain (loss) on revaluation	4,990	(930)	(1,185)
Other finance income	6,843	3,663	4,485
Other finance expenses	(9,944)	(9,069)	(5,463)
Finance gain (cost) net	1,889	(6,336)	(2,163)
Share of net profits (loss) in associates using the equity method	(1,760)	(289)	(1,083)
(Loss) / Profit before tax	(8,492)	(12,012)	14,987
Income tax credit (expense)	(3,349)	1,464	(1,313)
(Loss) / Profit for the year	$ (11,841)	$ (10,548)	$ 13,674
Basic (loss) / earnings per share (in usd per share)	$ (0.018)	$ (0.016)	$ 0.021
Diluted (loss) / earnings per share (in usd per share)	$ (0.018)	$ (0.016)	$ 0.019